Segmented Information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 51	$ 54	$ 46	$ 105	$ 95